Vanguard® Intermediate-Term Treasury Fund
Schedule of Investments (unaudited)
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (93.6%)
U.S. Government Securities (87.3%)
	U.S. Treasury Inflation Indexed Bonds	0.500%	4/15/24	628,438	683,427
	U.S. Treasury Note/Bond	2.625%	12/31/23	39,000	41,431
	U.S. Treasury Note/Bond	2.125%	2/29/24	15,000	15,769
	U.S. Treasury Note/Bond	1.250%	8/31/24	113,000	116,072
	U.S. Treasury Note/Bond	1.500%	10/31/24	157,000	162,593
	U.S. Treasury Note/Bond	2.250%	11/15/24	21,858	23,217
	U.S. Treasury Note/Bond	1.500%	11/30/24	203,700	210,957
	U.S. Treasury Note/Bond	1.750%	12/31/24	30,000	31,341
	U.S. Treasury Note/Bond	2.250%	12/31/24	25,400	27,007
	U.S. Treasury Note/Bond	1.375%	1/31/25	400	412
	U.S. Treasury Note/Bond	1.125%	2/28/25	211,130	215,617
	U.S. Treasury Note/Bond	2.750%	2/28/25	32,000	34,670
	U.S. Treasury Note/Bond	0.500%	3/31/25	170,100	169,542
	U.S. Treasury Note/Bond	0.375%	4/30/25	64,500	63,926
	U.S. Treasury Note/Bond	0.250%	5/31/25	160,700	158,214
	U.S. Treasury Note/Bond	0.250%	6/30/25	78,500	77,212
	U.S. Treasury Note/Bond	0.250%	7/31/25	117,700	115,622
	U.S. Treasury Note/Bond	2.875%	7/31/25	75,100	82,058
	U.S. Treasury Note/Bond	2.000%	8/15/25	30,600	32,331
	U.S. Treasury Note/Bond	0.250%	8/31/25	74,700	73,264
	U.S. Treasury Note/Bond	2.750%	8/31/25	35,300	38,411
	U.S. Treasury Note/Bond	0.250%	9/30/25	28,000	27,440
	U.S. Treasury Note/Bond	3.000%	9/30/25	43,500	47,850
	U.S. Treasury Note/Bond	3.000%	10/31/25	37,500	41,273
	U.S. Treasury Note/Bond	2.250%	11/15/25	50,000	53,391
	U.S. Treasury Note/Bond	0.375%	11/30/25	78,000	76,659
	U.S. Treasury Note/Bond	2.875%	11/30/25	45,000	49,310
	U.S. Treasury Note/Bond	0.375%	1/31/26	43,600	42,728
	U.S. Treasury Note/Bond	1.625%	2/15/26	104,784	108,812
[1]	U.S. Treasury Note/Bond	6.000%	2/15/26	17,000	21,146
	U.S. Treasury Note/Bond	0.500%	2/28/26	70,500	69,443
	U.S. Treasury Note/Bond	0.750%	3/31/26	21,000	20,918
	U.S. Treasury Note/Bond	2.250%	3/31/26	42,450	45,355
	U.S. Treasury Note/Bond	2.375%	4/30/26	65,000	69,865
	U.S. Treasury Note/Bond	1.625%	5/15/26	77,000	79,900
	U.S. Treasury Note/Bond	2.125%	5/31/26	65,200	69,275
	U.S. Treasury Note/Bond	1.875%	7/31/26	36,000	37,783
	U.S. Treasury Note/Bond	1.500%	8/15/26	169,000	173,964
	U.S. Treasury Note/Bond	1.375%	8/31/26	35,300	36,111
	U.S. Treasury Note/Bond	1.625%	9/30/26	111,500	115,437
	U.S. Treasury Note/Bond	1.625%	10/31/26	104,100	107,711
	U.S. Treasury Note/Bond	2.000%	11/15/26	59,300	62,534

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	U.S. Treasury Note/Bond	6.500%	11/15/26	5,000	6,488
	U.S. Treasury Note/Bond	1.625%	11/30/26	28,300	29,273
	U.S. Treasury Note/Bond	2.250%	2/15/27	152,000	162,307
	U.S. Treasury Note/Bond	6.625%	2/15/27	7,000	9,207
	U.S. Treasury Note/Bond	1.125%	2/28/27	19,100	19,178
	U.S. Treasury Note/Bond	0.500%	4/30/27	153,900	148,514
	U.S. Treasury Note/Bond	0.500%	5/31/27	115,100	110,874
	U.S. Treasury Note/Bond	0.500%	6/30/27	132,300	127,215
	U.S. Treasury Note/Bond	2.250%	8/15/27	158,000	168,492
	U.S. Treasury Note/Bond	0.500%	8/31/27	51,330	49,197
	U.S. Treasury Note/Bond	0.375%	9/30/27	110,800	105,156
	U.S. Treasury Note/Bond	0.500%	10/31/27	67,000	63,985
	U.S. Treasury Note/Bond	2.250%	11/15/27	166,000	176,842
	U.S. Treasury Note/Bond	6.125%	11/15/27	14,000	18,353
	U.S. Treasury Note/Bond	2.750%	2/15/28	104,500	114,656
	U.S. Treasury Note/Bond	1.125%	2/29/28	4,640	4,594
	U.S. Treasury Note/Bond	1.250%	3/31/28	44,000	43,876
	U.S. Treasury Note/Bond	2.875%	5/15/28	67,000	74,108
	U.S. Treasury Note/Bond	2.875%	8/15/28	71,000	78,588
	U.S. Treasury Note/Bond	5.500%	8/15/28	10,000	12,905
	U.S. Treasury Note/Bond	3.125%	11/15/28	154,500	173,909
	U.S. Treasury Note/Bond	5.250%	11/15/28	19,500	24,942
	U.S. Treasury Note/Bond	2.625%	2/15/29	128,900	140,420
	U.S. Treasury Note/Bond	5.250%	2/15/29	10,000	12,850
	U.S. Treasury Note/Bond	2.375%	5/15/29	16,500	17,665
	U.S. Treasury Note/Bond	1.500%	2/15/30	23,500	23,430
[1]	U.S. Treasury Note/Bond	0.625%	5/15/30	51,250	47,150
	U.S. Treasury Note/Bond	0.625%	8/15/30	67,800	62,132
	U.S. Treasury Note/Bond	0.875%	11/15/30	67,400	63,030
	U.S. Treasury Note/Bond	1.125%	2/15/31	87,500	83,563
					5,902,897
Agency Bonds and Notes (2.4%)
[2]	Fannie Mae Interest Strip	0.000%	5/15/29	18,875	16,444
[2]	Fannie Mae Principal Strip	0.000%	5/15/30	48,208	40,878
	Private Export Funding Corp.	4.300%	12/15/21	4,150	4,250
	Private Export Funding Corp.	3.550%	1/15/24	10,300	11,085
	Resolution Funding Corp. Interest Strip	0.000%	4/15/28	5,560	5,022
	Resolution Funding Corp. Principal Strip	0.000%	4/15/30	98,000	83,669
					161,348
Conventional Mortgage-Backed Securities (0.9%)
[2,3]	Fannie Mae Pool	3.000%	11/1/49–1/1/50	19,471	20,132
[2,3]	Fannie Mae Pool	3.500%	1/1/49–8/1/49	5,929	6,126
[2,3]	Fannie Mae Pool	4.000%	8/1/49–10/1/49	10,974	11,565
[2,3]	Fannie Mae Pool	4.500%	9/1/48–11/1/49	9,321	9,921
[2,3]	Freddie Mac Gold Pool	4.500%	1/1/49	1,132	1,212
[2,3]	Freddie Mac Pool	3.000%	11/1/49	6,819	6,937
[3]	Ginnie Mae II Pool	3.000%	9/20/49	2,240	2,311
[2,3]	UMBS Pool	4.000%	2/1/49	114	123
[2,3]	UMBS Pool	5.000%	3/1/42–2/1/44	3,907	4,477
					62,804
Nonconventional Mortgage-Backed Securities (3.0%)
[2,3]	Fannie Mae REMICS	1.750%	7/25/41–3/25/46	40,639	40,756
[2,3]	Fannie Mae REMICS	1.850%	8/25/46	15,308	15,462
[2,3]	Fannie Mae REMICS	2.125%	10/25/42	1,477	1,489
[2,3]	Fannie Mae REMICS	2.250%	10/25/43–7/15/44	10,190	10,410
[2,3]	Fannie Mae REMICS	2.500%	9/25/49–12/25/49	17,321	17,867
[2,3]	Fannie Mae REMICS	3.000%	2/25/43–9/25/49	8,498	8,755

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	Fannie Mae REMICS	3.500%	3/25/43–7/25/48	6,741	7,117
[2,3]	Fannie Mae REMICS	4.000%	12/25/47–10/25/48	3,637	3,939
[2,3]	Freddie Mac REMICS	2.500%	2/25/50	11,996	12,412
[2,3]	Freddie Mac REMICS	3.000%	12/15/47	4,250	4,497
[2,3]	Freddie Mac REMICS	3.500%	4/15/38–10/15/48	3,597	3,761
[2,3]	Freddie Mac REMICS	4.000%	1/15/48–5/15/49	10,783	11,835
[2,3]	Freddie Mac Strips	2.500%	9/15/47	22,315	23,291
[3]	Ginnie Mae	1.500%	10/20/45	16,014	16,016
[3]	Ginnie Mae	2.500%	11/20/47	7,217	7,593
[3]	Ginnie Mae	2.750%	1/20/46	2,612	2,651
[3]	Ginnie Mae	3.000%	12/20/44–2/20/48	10,644	11,229
[3]	Ginnie Mae	3.500%	6/20/48–5/20/49	4,545	4,905
					203,985
Total U.S. Government and Agency Obligations (Cost $6,348,546)					6,331,034
Asset-Backed/Commercial Mortgage-Backed Securities (4.6%)
[3]	U.S. Small Business Administration Class 1 Series 2017-20I	2.780%	12/1/37	2,577	2,720
[3]	U.S. Small Business Administration Class 1 Series 2018-20A	2.920%	1/1/38	13,323	14,228
[3]	U.S. Small Business Administration Class 1 Series 2018-20B	3.220%	2/1/38	20,734	22,383
[3]	U.S. Small Business Administration Class 1 Series 2018-20C	3.200%	3/1/38	41,475	44,726
[3]	U.S. Small Business Administration Class 1 Series 2018-20D	3.310%	4/1/38	30,370	32,978
[3]	U.S. Small Business Administration Class 1 Series 2018-20E	3.500%	5/1/38	8,917	9,761
[3]	U.S. Small Business Administration Class 1 Series 2018-20F	3.600%	6/1/38	15,615	17,128
[3]	U.S. Small Business Administration Class 1 Series 2018-20J	3.770%	10/1/38	27,605	30,626
[3]	U.S. Small Business Administration Class 1 Series 2018-20K	3.870%	11/1/38	18,393	20,394
[3]	U.S. Small Business Administration Class 1 Series 2018-20L	3.540%	12/1/38	24,737	27,049
[3]	U.S. Small Business Administration Class 1 Series 2018-25F	3.670%	12/1/43	2,400	2,626
[3]	U.S. Small Business Administration Class 1 Series 2019-20A	3.370%	1/1/39	9,959	10,815
[3]	U.S. Small Business Administration Class 1 Series 2019-20C	3.200%	3/1/39	9,643	10,399
[3]	U.S. Small Business Administration Class 1 Series 2019-25E	3.070%	5/1/44	7,761	8,333
[3]	U.S. Small Business Administration Class 1 Series 2019-25F	2.770%	6/1/44	12,446	13,254
[3]	U.S. Small Business Administration Class 1 Series 2019-25G	2.690%	7/1/44	13,046	13,800
[3]	U.S. Small Business Administration Class 1 Series 2019-25H	2.310%	8/1/44	13,622	14,176
[3]	U.S. Small Business Administration Class 1 Series 2019-25I	2.380%	12/1/44	7,760	8,089
[3]	U.S. Small Business Administration Class 1 Series 2019-25K	2.480%	11/1/44	9,932	10,411
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $290,403)					313,896
Sovereign Bonds (0.7%)
[4]	State of Israel (Cost $45,399)	0.000%	11/1/24	50,000	48,239

		Coupon	Maturity Date	Shares	Market Value ($000)
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[5]	Vanguard Market Liquidity Fund (Cost $119,849)	0.068%		1,198,488	119,849
Total Investments (100.7%) (Cost $6,804,197)					6,813,018
Other Assets and Liabilities—Net (-0.7%)					(47,185)
Net Assets (100%)					6,765,833
Cost is in $000.
1	Securities with a value of $2,403,000 have been segregated as initial margin for open futures contracts.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	U.S. government-guaranteed.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2021	953	210,382	2
5-Year U.S. Treasury Note	June 2021	4,348	538,880	183
				185

Short Futures Contracts
10-Year U.S. Treasury Note	June 2021	(1,030)	(135,992)	197
Ultra 10-Year U.S. Treasury Note	June 2021	(123)	(17,902)	(8)
Ultra Long U.S. Treasury Bond	June 2021	(138)	(25,655)	280
				469
				654
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearing house is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
The fund had no open options contracts on futures at April 30, 2021.
D. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

E.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,331,034	—	6,331,034
Asset-Backed/Commercial Mortgage-Backed Securities	—	313,896	—	313,896
Sovereign Bonds	—	48,239	—	48,239
Temporary Cash Investments	119,849	—	—	119,849
Total	119,849	6,693,169	—	6,813,018
Derivative Financial Instruments
Assets
Futures Contracts[1]	662	—	—	662
Liabilities
Futures Contracts[1]	8	—	—	8
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.